Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 336	$ 195	$ 460	$ 359	$ 255
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	311	309	603	550	564
Impairment losses			0	54	20
Equity in losses (earnings) from unconsolidated affiliates	(12)	(8)	(16)	11	145
Loss (gain) on foreign currency transactions	(46)	82	45	(23)	21
Gain on debt extinguishment			(229)	0	0
Other loss (gain), net	(14)	(6)	(7)	(15)	(19)
Share-based compensation	41	3	262	50	19
Amortization of deferred financing costs and other			25	(5)	6
Distributions from unconsolidated affiliates	11	10	27	31	13
Deferred income taxes	(42)	25	65	73	(187)
Increase (decrease) in accounts receivable			(16)	(82)	(43)
Increase (decrease) in inventories			19	137	119
Increase (decrease) in prepaid expense			4	(15)	(7)
Increase (decrease) in other current assets			(65)	51	(29)
Increase (decrease) in accounts payable, accrued liabilities and other			132	71	151
Increase (decrease) in income taxes payable			(8)	3	0
Change in restricted cash and cash equivalents	(1)	(46)	91	(79)	(14)
Increase (decrease) in timeshare financing receivables			(15)	(68)	(53)
Increase (decrease) in deferred revenues			592	(8)	0
Increase (decrease) in liability for guest loyalty program			139	6	128
Increase (decrease) in other liabilities			14	(48)	83
Working capital changes and other	(72)	74	(21)	57	(5)
Net cash provided by operating activities	512	638	2,101	1,110	1,167
Investing Activities:
Capital expenditures for property and equipment	(110)	(121)	(254)	(433)	(389)
Acquisitions	0	(30)	(30)	0	(12)
Payments received on other financing receivables	2	1	5	8	7
Issuance of other financing receivables	(1)	(7)	(10)	(4)	0
Investments in affiliates	(5)	(3)	(4)	(3)	(11)
Distributions from unconsolidated affiliates	11	13	33	8	23
Proceeds from asset dispositions	35	0	0	0	65
Contract acquisition costs	(21)	(10)	(44)	(31)	(53)
Software capitalization costs	(32)	(26)	(78)	(103)	(93)
Net cash used in investing activities	(121)	(183)	(382)	(558)	(463)
Financing Activities:
Proceeds from issuance of common stock			1,243	0	0
Borrowings	350	451	14,088	96	40
Repayment of debt	(783)	(952)	(17,203)	(854)	(726)
Debt issuance costs	(2)	0	(180)	0	0
Change in restricted cash and cash equivalents	(17)	(30)	193	187	(25)
Capital contribution	13	0
Distributions to noncontrolling interests	(2)	(3)	(4)	(4)	(3)
Acquisition of noncontrolling interests			0	(1)	0
Net cash used in financing activities	(441)	(534)	(1,863)	(576)	(714)
Effect of exchange rate changes on cash and cash equivalents	1	(15)	(17)	(2)	(5)
Net increase (decrease) in cash and cash equivalents	(49)	(94)	(161)	(26)	(15)
Cash and cash equivalents, beginning of period	594	755	755	781	796
Cash and cash equivalents, end of period	545	661	594	755	781
Cash paid during the year:
Interest	257	288	535	486	470
Income taxes, net of refunds	141	40	233	103	114
Non-Cash Capital Lease Asset Increase	11			15
Non-cash capital lease asset reduction		(44)	(44)		(76)
Non-Cash Capital Lease Obligation Increase	11			15
Non-cash capital lease obligation reduction		$ (48)	$ (48)		$ (73)